FALLEN ANGELS VALUE FUND

FAVLX

FALLEN ANGELS INCOME FUND

FAINX

(each a series of AMM Funds)

Supplement dated March 21, 2012
to the Statement of Additional Information
dated December 1, 2011 and as supplemented January 12, 2012

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Effective March 20, 2012, Michael J. Moore has been appointed Secretary and Chief Compliance Officer of AMM Funds.  References to the previous Secretary and Chief Compliance Officer, Joseph D. Dang, should be disregarded.

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This Supplement and the Prospectus and Statement of Additional Information both dated December 1, 2011, and each as supplemented January 12, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated December 1, 2011, as well as the supplements dated January 12, 2012, have been filed with the Securities and Exchange Commission, are incorporated by reference.  These documents can be obtained without charge by calling toll-free 1-888-999-1395 or 1-866-663-8023.